DEFERRED TAX (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of deferred taxes [Abstract]
Disclosure of detailed information about deferred tax liabilities and assets [Text Block]
The following are the major deferred tax liabilities and assets recognised by the Group and the movements thereon, during the current and prior reporting periods:

	2020	2019
	US$’000	US$’000
Deferred taxation analysed by major category:
Capital allowances	-	(54)
Other timing differences	1,138	1,353
	1,138	1,299

Reconciliation of deferred taxation:
Opening balance	1,299	1,497
Credit to profit or loss for the year (Note 37)	(90)	(108)
Deferred tax on the actuarial gain	(13)	(113)
Exchange differences	(58)	23
Closing balance	1,138	1,299